Derivative Instruments (Summary Of Fair Value Of Foreign Currency Contracts) (Details) (Foreign Currency Contracts [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Prepaid Expenses And Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets fair value designated as hedging instruments	$ 351	[1]	$ 1,123	[1]
Derivative assets fair value not designated as hedging instruments	2,512	[1]		[1]
Other Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities fair value designated as hedging instruments	237	[1]	424	[1]
Derivative liabilities fair value not designated as hedging instruments	$ 63	[1]	$ 956	[1]

[1]	Please refer to Note 16 - Fair Value Measurements for additional details.